Short-Term Investments - Schedule of Changes in Level 2 Available-for-Sale Securities Measured on a Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short Term Investments [Abstract]
Beginning balance	$ 532,912	$ 1,605,882
Purchases	8,995,273	71,492,241
Redemption	(9,437,363)	(72,572,216)
Realized gain(loss)	(72,703)	(64,596)
Exchange difference	$ (18,119)	71,601
Ending balance		$ 532,912